Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000029067
Account Value [Line Items]
Line Graph and Table Measure Name	CM Advisors Fixed Income Fund
Account Value	$ 12,878	$ 12,174	$ 11,020	$ 11,296	$ 11,165	$ 10,955	$ 10,724	$ 10,666	$ 10,620	$ 9,838	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,613	$ 10,976	$ 10,622	$ 11,766	$ 12,086	$ 11,921	$ 10,674	$ 10,346	$ 10,294	$ 10,150	$ 10,000